1095 Avenue of the Americas New York, NY 10036 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

MARGARET WILSON margaret.wilson@dechert.com +1 212 698 3527 Direct

January 9, 2019

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust
Securities Act File No. 333-111986
Post-Effective Amendment No. 126
Investment Company Act File No. 811-21475
Amendment No. 126

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), attached herewith for filing is Post-Effective Amendment No. 126 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of registering Class IS shares of the Access Capital Community Investment Fund, an existing series of the Trust.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (212) 698-3527.

Very truly yours,

/s/ Margaret Wilson
Margaret Wilson